Cynthia Surprise	100 Summer Street	Tel. 617-824-1369
	15th Floor	Fax 617-406-1974
	Boston, MA 02110	Cynthia.surprise@citi.com
May 2, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	RidgeWorth Variable Trust (f/k/a STI Classic Variable Trust) (the “Trust”) File Nos. 033-91476 and 811-09032
Ladies and Gentlemen:
As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not differ from those contained in Post-Effective Amendment No. 24 to the Trust’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 22, 2008.
Questions related to this filing may be directed to my attention at (617) 824-1369.

Very truly yours,
/s/ Cynthia Surprise Cynthia Surprise
Senior Vice President